UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Grossman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        November 12, 2009


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $2,427,505 (K)

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
AUTOMATIC DATA PROCESSIN	COMMON		053015103  183350  4665400 SH		SOLE			0  4498800  166600
AVON PRODS INC			COMMON		054303102   81828  2409550 SH		SOLE			0  2324500   85050
BERKSHIRE HATHAWAY INC B	COMMON		084670207   90140    27126 SH		SOLE			0    26162     964
COCA COLA CO			COMMON		191216100  194883  3629100 SH		SOLE			0  3500500  128600
CONOCOPHILLIPS			COMMON		20825C104   35902   795000 SH		SOLE			0   766400   28600
DISNEY WALT CO			COM DISNEY	254687106  141725  5161127 SH		SOLE			0  4982753  178374
GENERAL ELEC CO			COMMON		369604103   45259  2756320 SH		SOLE			0  2657520   98800
GOLDMAN SACHS GROUP INC		COMMON		38141G104  118933   645150 SH		SOLE			0   622100   23050
INTERNATIONAL BUSINESS M	COMMON		459200101  238420  1993315 SH		SOLE			0  1922765   70550
JOHNSON & JOHNSON		COMMON		478160104  181860  2986700 SH		SOLE			0  2879600  107100
LOWES COS INC			COMMON		548661107  133411  6371100 SH		SOLE			0  6146300  224800
MICROSOFT CORP			COMMON		594918104  147448  5732800 SH		SOLE			0  5529000  203800
PEPSICO INC			COMMON		713448108  150302  2562250 SH		SOLE			0  2470800   91450
PROCTER & GAMBLE CO		COMMON		742718109  208367  3597500 SH		SOLE			0  3470300  127200
SCHLUMBERGER LTD		COMMON		806857108  100387  1684350 SH		SOLE			0  1624900   59450
STRYKER CORP			COMMON		863667101   26295   578800 SH		SOLE			0   559100   19700
3M CO				COMMON		88579Y101  108272  1467100 SH		SOLE			0  1415000   52100
WAL MART STORES INC		COMMON		931142103  156440  3186800 SH		SOLE			0  3074500  112300
WELLS FARGO & CO NEW		COMMON		949746101   84284  2990900 SH		SOLE			0  2885300  105600

